FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05569
                                    ----------

                            FRANKLIN UNIVERSAL TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (650) 312-2000
                                                    ---------------

Date of fiscal year end:   8/31
                         ---------

Date of reporting period:  11/30/09
                          ----------


Item 1. Schedule of Investments.



Franklin Universal Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                    COUNTRY          SHARES          VALUE
                                                                                --------------   -------------   --------------
       COMMON STOCKS 32.5%
       AUTOMOBILES & COMPONENTS 0.0%(a)
(b, c) Harvard Industries Inc.                                                   United States         109,618   $        1,096
                                                                                                                 --------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.0%
(b, d) VS Holdings Inc.                                                          United States         181,875               --
                                                                                                                 --------------
       ENERGY 1.1%
       Spectra Energy Corp.                                                      United States          92,350        1,792,514
                                                                                                                 --------------
       MEDIA 0.1%
(b)    Charter Communications Inc., A                                            United States           4,260          140,580
                                                                                                                 --------------
       UTILITIES 31.3%
       Alliant Energy Corp.                                                      United States          85,000        2,335,800
       Ameren Corp.                                                              United States          60,000        1,559,400
       American Electric Power Co. Inc.                                          United States          75,000        2,414,250
       Atmos Energy Corp.                                                        United States          45,000        1,232,550
       CenterPoint Energy Inc.                                                   United States         276,600        3,670,482
       Constellation Energy Group                                                United States          20,000          636,400
       Dominion Resources Inc.                                                   United States         100,000        3,638,000
       Duke Energy Corp.                                                         United States         160,000        2,668,800
       Edison International                                                      United States          63,000        2,145,150
       Entergy Corp.                                                             United States          50,000        3,932,500
       Exelon Corp.                                                              United States          70,000        3,372,600
       FirstEnergy Corp.                                                         United States          50,000        2,154,000
       FPL Group Inc.                                                            United States          75,000        3,897,750
       Great Plains Energy Inc.                                                  United States          32,600          580,280
       Pinnacle West Capital Corp.                                               United States          70,000        2,456,300
       Progress Energy Inc.                                                      United States          45,000        1,759,050
       Public Service Enterprise Group Inc.                                      United States          50,000        1,568,000
       Sempra Energy                                                             United States          48,500        2,577,290
       The Southern Co.                                                          United States         120,000        3,850,800
       Westar Energy Inc.                                                        United States          27,300          562,107
       Wisconsin Energy Corp.                                                    United States          20,000          902,000
       Xcel Energy Inc.                                                          United States          60,000        1,219,200
                                                                                                                 --------------
                                                                                                                     49,132,709
                                                                                                                 --------------
       TOTAL COMMON STOCKS (COST $43,445,727)                                                                        51,066,899
                                                                                                                 --------------
       PREFERRED STOCKS (COST $214,420) 0.2%
       DIVERSIFIED FINANCIALS 0.2%
(e)    GMAC Inc., 7.00%, pfd., 144A                                              United States             604          365,476
                                                                                                                 --------------

                                                                                                   PRINCIPAL
                                                                                                   AMOUNT(f)
                                                                                                 -------------
(g)    SENIOR FLOATING RATE INTERESTS (COST $997,459) 0.6%
       MATERIALS 0.6%
       Novelis Corp., U.S. Term Loan, 2.24% - 2.29%, 7/07/14                     United States   $     997,459          892,414
                                                                                                                 --------------
       CORPORATE BONDS 91.1%
       AUTOMOBILES & COMPONENTS 3.8%
       Ford Motor Credit Co. LLC,
          7.80%, 6/01/12                                                         United States       2,000,000        1,999,554
          senior note, 9.875%, 8/10/11                                           United States       2,000,000        2,070,000
(e)    TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17                    United States       2,000,000        1,860,000
                                                                                                                 --------------
                                                                                                                      5,929,554
                                                                                                                 --------------
       CAPITAL GOODS 4.9%
(e)    Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15            United States       2,000,000        2,080,000

     Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin Universal Trust

       Case New Holland Inc., senior note,
          7.125%, 3/01/14                                                        United States   $   1,000,000   $      992,500
(e)       144A, 7.75%, 9/01/13                                                   United States         500,000          501,250
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14                   United States       2,000,000        2,000,000
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14                   United States       2,200,000        2,164,250
                                                                                                                 --------------
                                                                                                                      7,738,000
                                                                                                                 --------------
       COMMERCIAL & PROFESSIONAL SERVICES 2.2%
       ARAMARK Corp., senior note, 8.50%, 2/01/15                                United States       1,000,000        1,007,500
(e)    Casella Waste Systems Inc., senior secured note, 144A, 11.00%, 7/15/14    United States         500,000          537,500
(e)    Clean Harbors Inc., senior secured note, 144A, 7.625%, 8/15/16            United States         300,000          303,375
       Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18                      United States         600,000          624,750
(e, h) JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%, 5/15/20    United States       1,000,000          965,000
                                                                                                                 --------------
                                                                                                                      3,438,125
                                                                                                                 --------------
       CONSUMER DURABLES & APPAREL 3.1%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17                            United States       2,000,000        1,990,000
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12                      United States         400,000          404,000
       KB Home, senior note,
          6.25%, 6/15/15                                                         United States         700,000          651,000
          7.25%, 6/15/18                                                         United States         800,000          740,000
       Visant Holding Corp., senior note, 8.75%, 12/01/13                        United States       1,100,000        1,138,500
                                                                                                                 --------------
                                                                                                                      4,923,500
                                                                                                                 --------------
       CONSUMER SERVICES 4.6%
(d, i) Atherton Franchise Capital, 13.073%, 12/01/08                             United States         721,603            7,216
(e, i) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15                            United States       1,600,000           24,000
(e)    Harrah's Operating Escrow, senior secured note, 144A, 11.25%, 6/01/17     United States       1,500,000        1,537,500
       MGM MIRAGE, senior note,
          6.875%, 4/01/16                                                        United States       1,500,000        1,125,000
          7.50%, 6/01/16                                                         United States       1,200,000          915,000
(e)    Norwegian Cruise Line Ltd., senior secured note, 144A, 11.75%,
          11/15/16                                                               United States       1,500,000        1,486,875
       Pinnacle Entertainment Inc.,
(e)       senior note, 144A, 8.625%, 8/01/17                                     United States         500,000          500,000
          senior sub. note, 8.25%, 3/15/12                                       United States         323,000          324,615
(i)    Station Casinos Inc.,
          senior note, 7.75%, 8/15/16                                            United States       1,100,000          236,500
          senior sub. note, 6.50%, 2/01/14                                       United States         100,000            1,500
          senior sub. note, 6.875%, 3/01/16                                      United States       1,200,000           18,000
(e)    Universal City Development,
          senior note, 144A, 8.875%, 11/15/15                                    United States         600,000          586,500
          senior sub. note, 144A, 10.875%, 11/15/16                              United States         400,000          403,000
                                                                                                                 --------------
                                                                                                                      7,165,706
                                                                                                                 --------------
       DIVERSIFIED FINANCIALS 1.7%
(e)    GMAC LLC, senior note, 144A, 6.875%, 8/28/12                              United States       2,849,000        2,727,918
                                                                                                                 --------------
       ENERGY 13.0%
(e)    Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17             United States         700,000          705,250
(e)    Arch Coal Inc., senior note, 144A, 8.75%, 8/01/16                         United States         200,000          207,000
       Berry Petroleum Co., senior note, 10.25%, 6/01/14                         United States         800,000          860,000
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18                      United States       2,000,000        1,810,000
       Compagnie Generale de Geophysique-Veritas, senior note,
          7.50%, 5/15/15                                                            France             400,000          398,000
          7.75%, 5/15/17                                                            France             600,000          596,250
       Concho Resources Inc., senior note, 8.625%, 10/01/17                      United States         500,000          516,250
       Copano Energy LLC, senior note, 8.125%, 3/01/16                           United States       1,000,000        1,005,000
       El Paso Corp., senior note, 12.00%, 12/12/13                              United States       1,200,000        1,377,000
(g)    Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%,
           1/15/68                                                               United States       1,200,000        1,104,150
(e)    General Maritime Corp., senior note, 144A, 12.00%, 11/15/17               United States         700,000          721,000
(e)    Holly Corp., senior note, 144A, 9.875%, 6/15/17                           United States         400,000          417,000

Franklin Universal Trust

       Mariner Energy Inc., senior note, 7.50%, 4/15/13                          United States   $   1,500,000   $    1,477,500
       MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14                United States       2,000,000        1,890,000
(e)    OPTI Canada Inc., senior secured note, 144A, 9.00%, 12/15/12                  Canada            400,000          401,000
       Plains Exploration & Production Co., senior note, 7.625%, 6/01/18         United States       1,900,000        1,862,000
       Quicksilver Resources Inc., senior note, 8.25%, 8/01/15                   United States       2,000,000        2,000,000
(e)    SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18                  United States       1,900,000        1,805,000
       Tesoro Corp., senior note, 6.50%, 6/01/17                                 United States       1,500,000        1,353,750
                                                                                                                 --------------
                                                                                                                     20,506,150
                                                                                                                 --------------
       FOOD & STAPLES RETAILING 1.6%
(e)    Duane Reade Inc., senior secured note, 144A, 11.75%, 8/01/15              United States         500,000          541,250
       Rite Aid Corp., senior secured note, 9.75%, 6/12/16                       United States         900,000          976,500
       SUPERVALU Inc., senior note, 8.00%, 5/01/16                               United States         900,000          922,500
                                                                                                                 --------------
                                                                                                                      2,440,250
                                                                                                                 --------------
       FOOD, BEVERAGE & TOBACCO 2.5%
(e)    Alliance One International Inc., senior note, 144A, 10.00%, 7/15/16       United States         300,000          316,500
(e, j) CEDC Finance Corp. International Inc., senior secured note, 144A,
          9.125%, 12/01/16                                                       United States         700,000          703,500
(e)    Cott Beverages Inc., senior note, 144A, 8.375%, 11/15/17                  United States         700,000          701,750
(e)    Dole Food Co. Inc., senior note, 144A, 13.875%, 3/15/14                   United States         676,000          797,680
(e)    JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                          United States       1,200,000        1,338,000
                                                                                                                 --------------
                                                                                                                      3,857,430
                                                                                                                 --------------
       HEALTH CARE EQUIPMENT & SERVICES 8.3%
       FMC Finance III SA, senior note, 6.875%, 7/15/17                             Germany          1,500,000        1,492,500
(e)    Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15                   Germany            700,000          770,000
       HCA Inc.,
          senior note, 6.50%, 2/15/16                                            United States       2,500,000        2,306,250
(h)       senior secured note, PIK, 9.625%, 11/15/16                             United States       1,051,000        1,123,256
       Tenet Healthcare Corp., senior note, 7.375%, 2/01/13                      United States       1,700,000        1,683,000
(h)    United Surgical Partners International Inc., senior sub. note, PIK,
          9.25%, 5/01/17                                                         United States       2,000,000        2,030,000
(g, h) US Oncology Holdings Inc., senior note, PIK, FRN, 6.428%, 3/15/12         United States       2,323,000        2,102,315
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14     United States       1,500,000        1,552,500
                                                                                                                 --------------
                                                                                                                     13,059,821
                                                                                                                 --------------
       MATERIALS 10.5%
(e)    Associated Materials LLC, senior secured note, 144A, 9.875%, 11/15/16     United States         500,000          525,000
       Ball Corp., senior note,
          7.125%, 9/01/16                                                        United States         200,000          206,000
          7.375%, 9/01/19                                                        United States         200,000          205,500
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17         United States       1,500,000        1,620,354
       Huntsman International LLC, senior sub. note, 7.875%, 11/15/14            United States       2,000,000        1,905,000
(e)    Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16      United Kingdom       2,500,000        1,662,500
(e)    MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17                    United States       1,800,000        1,791,000
       Nalco Co., senior sub. note, 8.875%, 11/15/13                             United States       1,500,000        1,545,000
       NewPage Corp., senior secured note,
          10.00%, 5/01/12                                                        United States       1,200,000          780,000
(e)       144A, 11.375%, 12/31/14                                                United States         800,000          792,000
(e)    Novelis Inc., senior note, 144A, 11.50%, 2/15/15                             Canada             250,000          261,250
       Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14         United States       1,500,000        1,522,500
       Solo Cup Co.,
(e)       senior secured note, 144A, 10.50%, 11/01/13                            United States         300,000          318,000
          senior sub. note, 8.50%, 2/15/14                                       United States       1,000,000          967,500
       Solutia Inc., senior note, 8.75%, 11/01/17                                United States         400,000          418,000
       Teck Resources Ltd., senior secured note, 10.75%, 5/15/19                    Canada             900,000        1,055,250
       Weyerhaeuser Co., senior note, 7.375%, 10/01/19                           United States         900,000          942,992
                                                                                                                 --------------
                                                                                                                     16,517,846
                                                                                                                 --------------

Franklin Universal Trust

       MEDIA 10.4%
(e)    Cablevision Systems Corp., senior note, 144A, 8.625%, 9/15/17             United States   $     500,000   $      515,000
(e)    CCH II LLC/CCH II Capital Corp., senior note, 144A, 13.50%, 11/30/16      United States       2,200,134        2,585,157
(e)    CSC Holdings Inc., senior note, 144A, 8.50%, 4/15/14                      United States         300,000          316,875
(i, k) Dex Media Inc.,
          senior disc. note, 9.00%, 11/15/13                                     United States         200,000           50,000
          senior note, B, 8.00%, 11/15/13                                        United States         500,000          125,000
(i, k) Dex Media West Finance, senior sub. note, 9.875%, 8/15/13                 United States       2,342,000          743,585
       EchoStar DBS Corp., senior note, 7.125%, 2/01/16                          United States       1,500,000        1,492,500
       Lamar Media Corp., senior sub. note, B, 6.625%, 8/15/15                   United States       2,000,000        1,890,000
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13                    United States       1,500,000        1,410,000
       Quebecor Media Inc., senior note, 7.75%, 3/15/16                             Canada           2,200,000        2,134,000
       Radio One Inc., senior sub. note, 6.375%, 2/15/13                         United States       1,700,000        1,113,500
(e)    Sinclair Television Group Inc., senior secured note, 144A, 9.25%,
          11/01/17                                                               United States       1,200,000        1,221,000
(e, h) Univision Communications Inc., senior note, 144A, PIK, 10.50%, 3/15/15    United States       1,052,500          844,631
(e)    UPC Germany GmbH, senior secured bond, 144A, 8.125%, 12/01/17                Germany            600,000          600,000
(e)    UPC Holding BV, senior note, 144A, 9.875%, 4/15/18                         Netherlands          300,000          312,000
(e)    WMG Acquisition Corp., senior secured note, 144A, 9.50%, 6/15/16          United States         900,000          972,000
                                                                                                                 --------------
                                                                                                                     16,325,248
                                                                                                                 --------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.2%
(e)    Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%,
          11/15/16                                                               United States         300,000          307,500
                                                                                                                 --------------
       REAL ESTATE 1.2%
(e)    FelCor Lodging Trust Inc., senior secured note, 144A, 10.00%, 10/01/14    United States       1,400,000        1,372,000
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15                United States         600,000          513,000
                                                                                                                 --------------
                                                                                                                      1,885,000
                                                                                                                 --------------
       RETAILING 1.4%
       Michaels Stores Inc., senior note, 10.00%, 11/01/14                       United States       1,500,000        1,537,500
(e)    QVC Inc., senior secured note, 144A, 7.50%, 10/01/19                      United States         700,000          703,500
                                                                                                                 --------------
                                                                                                                      2,241,000
                                                                                                                 --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
(e)    Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17          United States         300,000          284,625
       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14               United States       1,500,000        1,282,500
                                                                                                                 --------------
                                                                                                                      1,567,125
                                                                                                                 --------------
       SOFTWARE & SERVICES 2.2%
       First Data Corp., senior note, 9.875%, 9/24/15                            United States       1,300,000        1,163,500
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13                                           United States         900,000          918,000
          senior sub. note, 10.25%, 8/15/15                                      United States       1,400,000        1,442,000
                                                                                                                 --------------
                                                                                                                      3,523,500
                                                                                                                 --------------
       TECHNOLOGY HARDWARE & EQUIPMENT 1.9%
       Jabil Circuit Inc., senior note, 7.75%, 7/15/16                           United States         500,000          517,500
       Sanmina-SCI Corp.,
(e, g) senior note, 144A, FRN, 3.049%, 6/15/14                                   United States         700,000          630,000
          senior sub. note, 6.75%, 3/01/13                                       United States       1,100,000        1,078,000
          senior sub. note, 8.125%, 3/01/16                                      United States         400,000          391,000
(e)    ViaSat Inc., senior note, 144A, 8.875%, 9/15/16                           United States         300,000          307,500
                                                                                                                 --------------
                                                                                                                      2,924,000
                                                                                                                 --------------
       TELECOMMUNICATION SERVICES 8.6%
(e)    CC Holdings GS V LLC, senior secured note, 144A, 7.75%, 5/01/17           United States         300,000          318,750
       Crown Castle International Corp.,
          senior bond, 7.125%, 11/01/19                                          United States         100,000           99,250

Franklin Universal Trust

          senior note, 9.00%, 1/15/15                                            United States   $     800,000   $      850,000
(e)    Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15                      Jamaica           2,000,000        1,952,500
       Inmarsat Finance PLC, senior note, 10.375%, 11/15/12                     United Kingdom       1,500,000        1,556,250
       Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16                         Bermuda             500,000          536,250
       Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%, 1/15/13           Bermuda           1,500,000        1,513,125
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14                      United States       2,000,000        2,015,000
       Qwest Communications International Inc., senior note, 7.50%, 2/15/14      United States       2,000,000        1,990,000
(e)    SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19            United States         600,000          627,000
(e)    Wind Acquisition Finance SA, senior note, 144A, 12.00%, 12/01/15             Italy            1,500,000        1,612,500
(e)    Windstream Corp., senior note, 144A, 7.875%, 11/01/17                     United States         400,000          400,000
                                                                                                                 --------------
                                                                                                                     13,470,625
                                                                                                                 --------------
       TRANSPORTATION 1.2%
(e)    Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14                       United Kingdom       1,500,000        1,423,125
(e)    Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14           United States         500,000          508,750
                                                                                                                 --------------
                                                                                                                      1,931,875
                                                                                                                 --------------
       UTILITIES 6.8%
       The AES Corp., senior note, 8.00%, 6/01/20                                United States       1,500,000        1,492,500
       Ameren Corp., senior note, 8.875%, 5/15/14                                United States         900,000        1,019,327
       Aquila Inc., senior note, 11.875%, 7/01/12                                United States       1,300,000        1,512,480
       CMS Energy Corp., senior note, 8.75%, 6/15/19                             United States         700,000          773,730
       Dynegy Holdings Inc., senior note, 8.75%, 2/15/12                         United States       2,000,000        2,055,000
       NRG Energy Inc., senior note, 7.375%,
          2/01/16                                                                United States       1,800,000        1,795,500
          1/15/17                                                                United States         200,000          199,000
       Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%,
          11/01/15                                                               United States       2,500,000        1,787,500
                                                                                                                 --------------
                                                                                                                     10,635,037
                                                                                                                 --------------
       TOTAL CORPORATE BONDS (COST $146,760,617)                                                                    143,115,210
                                                                                                                 --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $191,418,223)                                          195,439,999
                                                                                                                 --------------

                                                                                    COUNTRY         SHARES           VALUE
                                                                                --------------   -------------   --------------
       SHORT TERM INVESTMENTS (COST $1,405,386) 0.9%
       MONEY MARKET FUNDS 0.9%
(l)    Institutional Fiduciary Trust Money Market Portfolio, 0.00%               United States       1,405,386        1,405,386
                                                                                                                 --------------
       TOTAL INVESTMENTS (COST $192,823,609) 125.3%                                                                 196,845,385
       NOTES PAYABLE (26.7)%                                                                                        (42,000,000)
       OTHER ASSETS, LESS LIABILITIES 1.4%                                                                            2,262,728
                                                                                                                 --------------
       NET ASSETS 100.0%                                                                                         $  157,108,113
                                                                                                                 ==============

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2009, the value of this security was $1,096, representing less than 0.01% of net assets.

(d)  See Note 4 regarding restricted securities.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $44,051,330, representing 28.04% of net assets.

(f)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(g)  The coupon rate shown represents the rate at period end.

(h)  Income may be received in additional securities and/or cash.

(i) Defaulted security or security for which income has been deemed uncollectible.

(j)  Security purchased on a when-issued basis.

(k)  See Note 5 regarding other considerations.

(l) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Universal Trust

ABBREVIATIONS

SELECTED PORTFOLIO

FRN   Floating Rate Note
PIK   Payment-In-Kind

Franklin Universal Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Franklin Universal Trust

Cost of investments                          $193,422,434
                                             ============
Unrealized appreciation                      $ 19,094,528
Unrealized depreciation                       (15,671,577)
                                             ------------
Net unrealized appreciation (depreciation)   $  3,422,951
                                             ============

4. RESTRICTED SECURITIES

At November 30, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

  PRINCIPAL                                                               ACQUISITION
AMOUNT/SHARES   ISSUER                                                        DATE        COST      VALUE
-------------   -------------------------------------------------------   -----------   --------   ------
   721,603      Atherton Franchise Capital, 13.073%, 12/01/08                4/28/94    $721,603   $7,216
   181,875      VS Holdings Inc.                                            12/06/01     181,875       --
                                                                                                   ------
                   TOTAL RESTRICTED SECURITIES (0.00% of Net Assets)(a)                            $7,216
                                                                                                   ======

(a)  Rounds to less than 0.01% of net assets.

5. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the Fund's policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets and liabilities carried at fair value:

Franklin Universal Trust

                                             LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
                                           -----------   ------------   -------    ------------
ASSETS:
   Investments in Securities:
   Equity Investments:(a)
      Automobiles & Components             $        --   $         --   $1,096     $      1,096
      Commercial & Professional Services            --             --       --(b)            --(b)
      Diversified Financials                        --        365,476       --          365,476
      Other Equity Investments(c)           51,065,803             --       --       51,065,803
   Senior Floating Rate Interests                   --        892,414       --          892,414
   Corporate Bonds                                  --    143,107,994    7,216      143,115,210
   Short Term Investments                    1,405,386             --       --        1,405,386
                                           -----------   ------------   ------     ------------
      Total Investments in Securities      $52,471,189   $144,365,884   $8,312     $196,845,385
                                           -----------   ------------   ------     ------------

(a)  Includes common and preferred stock as well as other equity investments.

(b)  Includes security determined to have no value at November 30, 2009.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

At November 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                    NET CHANGE IN
                                                                                                                     UNREALIZED
                                                             NET CHANGE IN                                          APPRECIATION
                                 BALANCE AT       NET         UNREALIZED        NET     TRANSFER IN   BALANCE AT   (DEPRECIATION)
                                  BEGINNING     REALIZED     APPRECIATION    PURCHASES    (OUT) OF      END OF     ON ASSETS HELD
                                  OF PERIOD   GAIN (LOSS)   (DEPRECIATION)    (SALES)     LEVEL 3       PERIOD      AT PERIOD END
                                 ----------   -----------   --------------   --------   -----------   ----------   --------------
ASSETS
   Equity Investments:
      Automobiles & Components     $1,096         $--             $--           $--         $--         $1,096           $--
   Corporate Bonds                  7,216          --              --            --          --          7,216            --
                                   ------         ---             ---           ---         ---         ------           ---
Total                              $8,312         $--             $--           $--         $--         $8,312           $--
                                   ------         ---             ---           ---         ---         ------           ---

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through January 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN UNIVERSAL TRUST


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date  January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date  January 27, 2010


By  /s/GASTON GARDEY
  --------------------------------
     Gaston Gardey
     Chief Financial Officer and
     Chief Accounting Officer
Date  January 27, 2010